March 4, 2004



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:    Evergreen International Trust (the "Trust")
            Evergreen Emerging Markets Growth Fund
            Evergreen Global Leaders Fund
            Evergreen Global Opportunities Fund
            Evergreen International Equity Fund
            (formerly Evergreen International Growth Fund
            Evergreen Precious Metals Fund
            File Nos. 333-42195/811-08553

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses and the Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and the Statement of Additional Information contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 23 to Registration Statement Nos. 333-42195/811-08553) (the "Amendment");
and (ii) the text of the Amendment was filed electronically via EDGAR on February 27, 2004.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                             Very truly yours,

                                             /s/ Stephanie P. Thistlewood

                                             Stephanie P. Thistlewood